Summary of Significant Accounting Policies (Details) - Schedule of consolidated balance sheets to the total of the amount presented in the consolidated statements of cash flows - USD ($)
$ in Thousands
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Consolidated Balance Sheets To The Total Of The Amount Presented In The Consolidated Statements Of Cash Flows Abstract
Cash and cash equivalents	$ 50,606	$ 36,194	$ 6,184
Restricted cash		1,523	1,290
Total cash, cash equivalents and restricted cash presented in the consolidated statement of cash flows		$ 37,717	$ 7,474